Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments

	At 30 June 2023		At 31 December 2022
	Fair value of assets £m	Fair value of liabilities £m	Fair value of assets £m	Fair value of liabilities £m

Trading and other
Exchange rate contracts	5,865	6,424	8,733	9,216
Interest rate contracts	17,107	15,881	14,966	13,332
Credit derivatives	61	87	134	118
Equity and other contracts	605	743	845	849
	23,638	23,135	24,678	23,515
Hedging
Derivatives designated as fair value hedges	1	449	11	503
Derivatives designated as cash flow hedges	31	78	64	24
	32	527	75	527
Total recognised derivative assets/liabilities	23,670	23,662	24,753	24,042